Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 1	-	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General

1.	Operations

a.
Ituran Location and Control Ltd. (the "Company") commenced operations in 1994.  The Company and its subsidiaries (the "Group") are engaged in the provision of location-based services and machine-to-machine wireless communications products for use in stolen vehicle recovery, fleet management and other applications.

b.	Regarding the sale of the subsidiary, Telematics Wireless Ltd. (Telematics), see Note 12A1.

c.	Regarding the district court decision with respect to Leonardo P.L.'s claim, see Note 12A2.

d.	Regarding the tax dispute in Brazil, see Note 12A3.

2.	Functional currency and translation to the reporting currency

The functional currency of the Company and its subsidiaries located in Israel is the New Israeli Shekel ("NIS"), which is the local currency in which those entities operate.  The functional currency of the foreign subsidiaries of the Group is their respective local currency.

The consolidated financial statements of the Company and all of its subsidiaries were translated into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB").  Accordingly, assets and liabilities were translated from local currencies to U.S. dollars using yearend exchange rates, and income and expense items were translated at average exchange rates during the year.

Gains or losses resulting from translation adjustments (which result from translating an entity's financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reflected in equity, under "accumulated other comprehensive income (loss)".

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses.

The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,
2011	3.821	1.8758	136.79 points
2010	3.549	1.6662	133.89 points
2009	3.775	1.7412	130.42 points
Increase (decrease) during the year:
2011	7.66%	12.57%	2.2%
2010	(5.99)%	(4.31)%	2.7%
2009	(0.71)%	(25.49)%	3.9%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 1998 average 100.

3.	Basis of presentation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

4.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from the estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to contingencies, revenue recognition, valuation of goodwill, deferred taxes and tax liabilities and uncertainties.

B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries.  In these financial statements, the term "subsidiary" refers to a company over which the Company exerts control (ownership interest of more than 50%), and the financial statements of which are consolidated with those of the Company.  Significant intercompany transactions and balances are eliminated upon consolidation; profits from intercompany sales, not yet realized outside of the Group, are also eliminated.  Non-controlling interests are presented in equity.

C.	Cash and cash equivalents

The Group considers all highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use, and short-term debentures, with original periods to maturity not exceeding three months, to be cash equivalents.

D.	Deposits in escrow

Restricted cash is invested in certificates of deposit, which are used to ensure certain representations and warranties to third parties.  See Note 12A1.

Such deposits are presented in the balance sheets as current assets or as long-term assets based on management's assessment regarding their realization.

E.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC Topic 320-10, "Investments - Debt and Equity Securities" ("ASC Topic 320-10"). Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reassesses such determination at each balance sheet date.

As of December 31, 2011 and 2010 the investments in marketable securities covered by ASC Topic 320-10 were designated by management as trading securities.

Trading securities are stated at market value. The changes in market value are charged to financing income or expenses.

Trading gains for the year 2011 amounted to approximately US$ 22,000 in respect of trading securities held by the Group in the reporting period (US$ 30,000 and US$ 1,321,000 in 2010 and 2009, respectively).

Debt and equity securities that were designated as available-for-sale were stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss). Realized gains and losses on sales of investments, as determined on a specific identification basis, were included in financial income, net.

F.	Treasury stock

Company shares held by the Company and its subsidiary are presented as a reduction of equity, at their cost to the Company or to the subsidiary, under the caption "Treasury Stock". Gains and losses upon sale of these shares, net of related income taxes, are recorded as additional paid in capital.

G.	Allowance for doubtful accounts

The allowance for doubtful accounts is determined with respect to amounts the Group has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with customers and the information available on such customers.  See also Note 20A.

The allowance in respect of accounts receivable at December 31, 2011 and 2010 was US$ 1,302,000 and US$ 1,553,000, respectively.

H.	Inventories

Inventories are stated at the lower of cost or market.  Cost is determined as follows: raw materials and finished products – mainly on the basis of first-in, first-out (FIFO); work in progress – on the basis of direct production costs including materials, labor and subcontractors.

I.	Investment in affiliated companies

Investments in companies in which the Group has significant influence (ownership interest of between 20% and 50%) but less than a controlling interests, are accounted for by the equity method.  Income on intercompany sales, not yet realized outside of the Group, was eliminated.  The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

Investments in companies in which the company no longer has significant influence, are classified as "investments in other companies".  See J. below.

J.	Investment in other companies

Non-marketable investments in other companies in which the Company does not have a controlling interest nor significant influence are accounted for at cost, net of write down for any permanent decrease in value.

K.	Derivatives

The group applies the provisions of ASC Topic 815, "Derivatives and Hedging".  In accordance with ASC Topic 815, all the derivative financial instruments are recognized as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For derivative financial instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

From time to time the Company carries out transactions involving foreign exchange derivative financial instruments (mainly forward exchange contracts) which are designed to hedge the cash flows expected to be paid with respect to forecasted purchases of inventory, denominated in currencies other than the functional currency of the Company. Such transactions were designated as hedging instruments on the date that the Company entered into such derivative contracts, and qualify as cash flow hedges under ASC Topic 815.

The effective portion of the changes in fair value of the derivative instruments designated for hedging purposes are reported as "other comprehensive income" under "gains (losses) in respect of derivative instruments designated for cash flow hedge, net of related taxes", and are recognized in the statements of income when the hedged transaction realizes. During the reporting periods, the gains or losses that were recognized in earnings for hedge ineffectiveness were insignificant.

All other derivatives which do not qualify for hedge accounting, or which have not been designated as hedging instruments, are recognized in the balance sheet at their fair value, with changes in the fair value carried to the statements of income and included in financing income (expenses), net. At December 31, 2010, the balance of such derivative instruments amounted to approximately US$ 32,000 (assets) and approximately US$ 819,000 were recognized in the Statement of Income during the year ended that date as losses on derivative financial instruments. At December 31, 2011, US$ 314,000 were recognized in the statement of income as losses on derivative financial instruments.

See also Note 20B for further information.

L.	Property and equipment

1.
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

M.	Impairment of long-lived assets

The Group's long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value (see Note 1O with respect to the annual impairment test of goodwill).  During 2011, 2010 and 2009, the Company recorded an impairment loss in an amount of US$ 904,000, US$ 157,000 and US$ 901,000, respectively.  See Notes 7 and 8.

N.	Income taxes

The Group accounts for income taxes in accordance with ASC Topic 740-10, "Income Taxes". According to this FASB guidance, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law.  Deferred tax balances are computed using the tax rates expected to be in effect at the time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

US GAAP provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is "more-likely-than-not" to be sustained were to be challenged by a taxing authority.  The assessment of the tax position is based solely on the technical merits of the position, without regard the likelihood that the tax position may be challenged.  If an uncertain tax position meets the "more-likely-than-not" threshold, the largest amount of tax benefit that is greater than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.  See also Note 16K.

The Company recognizes interest as interest expenses (among financing expenses) and penalties, if any, related to unrecognized tax benefits in its provision for income tax.

O.	Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business combinations accounted for as purchases and is allocated to reporting units at acquisition.  Goodwill is not amortized but rather tested for impairment at least annually in accordance with the provisions of ASC Topic 350, "Intangibles - Goodwill and Other".  The Company performs its goodwill annual impairment test for the reporting units at December 31 of each year, or more often if indicators of impairment are present.

As required by ASC Topic 350, as amended by ASU No. 2011-08, "Testing for Impairment", which amendment was early adopted by the Company in its annual consolidated financial statements for the year ended December 31, 2011, the Company chooses either to perform a qualitative assessment wheatear the two-step goodwill impairment test is necessary or proceeds directly to the two-step goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis.  The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors.

When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (a more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the two-step goodwill impairment test. If the Company determines Otherwise, no further evaluation is necessary.

When the Company decides or is required to perform the two-step goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value ("step 1"). If the fair value exceeds the carrying value of the reporting unit net assets (including the goodwill allocated to such reporting unit), goodwill is considered not to be impaired, and no further testing is required. If the carrying value exceeds the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value ("step 2").

The Company applies assumptions that market participants would consider in determining the fair value of each reporting unit.
In order to determine the fair value of the reporting units, the Company utilized the "income approach". According to the income approach expected future cash flows are discounted to their present value using an appropriate rate of return. Judgments and assumptions related to future cash flows (projected revenues, operating expenses, and capital expenditures), future short-term and long-term growth rates, and weighted average cost of capital, which are based on management's internal assumptions, and believed to be similar to those of market participants and to represent both the specific risks associated with the business, and capital market conditions, are inherent in developing the discounted cash flow model.

See Notes 1M, 7 and 8, with respect to impairment of intangible assets and goodwill recorded in 2011, 2010 and 2009.

Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, as follows

Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10

P.	Contingencies

The Company and certain of its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties.  Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Q.	Liability for employee rights upon retirement

The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds.  The liability of the Company is fully provided for.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses.

The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

Severance expenses for the years ended December 31, 2011, 2010 and 2009, amounted to US$ 1,172,000, US$ 770,000 and US$ 576,000, respectively.

R.	Revenue recognition

Revenues are recognized when delivery has occurred and, where applicable, after installation has been completed, there is persuasive evidence of an agreement, the fee is fixed or determinable and collection of the related receivable is reasonably assured and no further obligations exist. In cases where delivery has occurred but the required installation has not been performed, the Company does not recognize the revenues until the installation is completed.

The Company's revenues are recognized as follows:

1.	Revenues from sales are recognized when title and risk of loss of the product pass to the customer (usually upon delivery).

2.
The Company applies the provisions of ASC Topic 605-25, "Revenue Recognition - Multiple-Element Arrangements", as amended. ASC Topic 605-25 provides guidance on how to account for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. For such arrangements, each element of the contract is accounted for as a separate unit when it provides the customer value on a stand-alone basis and if an arrangement includes a right of return relative to a delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Company. According to ASC 605-25, as amended, the Company requires to develop a best estimate of the selling price of the deliverables and the entire arrangement consideration is allocated to the deliverables based on the relative selling prices.

Revenues from SVR services subscription fees and from installation services, sold to customers within a single contractually binding arrangement were accounted for revenue recognition purposes as a single unit of accounting in accordance with ASC Topic 605-25, since the installation services element was determined not to have a value on a stand-alone basis to the customer. Accordingly, the entire contract fee for the two deliverables is recognized ratably on a straight-line basis over the subscription period.

3.	Revenues from rentals of leased equipment under operating lease are recognized over the term of the lease agreement (1-3 years).

4.	Deferred revenues include unearned amounts received from customers (mostly for the provision of installation and subscription services) but not yet recognized as revenues.

5.	Sale and leaseback transactions

The Company accounts for sale and leaseback transactions in accordance with the provisions of ASC Topic 840-40, "Sale-Leaseback Transactions".

Accordingly, with respect of a certain leaseback transaction that was determined to be an operating lease and involving the use of more than a minor part but less than substantially all of the asset sold, the entire profit on the sale was deferred and amortized in proportion to rental payments over the term of the lease. There was no recognition of any profit at the date of the sale since the present value of the minimum lease payments exceeded the amount of the profit.

S.	Warranty costs

The Company provides a warranty for its products to end-users at no extra charge. The Company estimates the costs that may be incurred under its warranty obligation and records a liability at the time the related revenues are recognized.

Among the factors affecting the warranty liability are the number of installed units and historical percentages of warranty claims. The Company periodically assesses the adequacy of the recorded warranty liability and adjusts the amount to the extent necessary. To date, warranty costs and the related liabilities have not been material.

T.	Research and development costs

1.	Research and development costs (other than computer software related expenses) are expensed as incurred.

2.	Software Development Costs

ASC Topic 985-20, "Costs of Software to Be Sold, Leased, or Marketed" requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.  Research and development costs incurred in the process of developing product improvements or new products, are generally expensed as incurred, net of grants received from the Government of Israel for development of approved projects. Costs incurred by the Company between the establishment of technological feasibility and the point at which the product is ready for general release are usually insignificant.

U.	Advertising costs

Advertising costs are expensed as incurred.

Advertising expenses for the years ended December 31, 2011, 2010 and 2009 amounted to US$ 6.4 million, US$ 6.6 million and US$ 6.1 million, respectively.  Advertising expenses are presented among "selling and marketing expenses".

V.	Earnings per share

Basic earnings per share are computed by dividing net income attributable to the common shares, by the weighted average number of shares outstanding during the year, net of the weighted average number of treasury stock.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the potential dilution that could occur upon the exercise of options granted under employee stock option plans, using the treasury stock method, and the conversion of the convertible capital notes, using the if converted method.

W.	Other comprehensive income

Other comprehensive income, presented in equity, includes, in addition to net income:  a) translation gains (losses) of other than Israeli currency financial statements of subsidiaries and affiliated companies and translation gains and losses from the translation of the functional currency to the reporting currency; b) unrealized gains (losses) from available for sale marketable securities; and, c) gains (losses) in respect of derivative instruments designated for cash flow hedge, net of related taxes.

X.	Fair value measurements

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As such, fair value is a market based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, the fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

Regarding the fair value measurements of financial assets and liabilities and the fair value hierarchy of such measurement, see Note 20C.

The Company also measures certain non-financial assets, consisting mainly goodwill and intangible assets at fair value on a nonrecurring basis.  These assets are adjusted to fair value when they are considered to be impaired.  As of December 31, 2011, the Company measured the fair value of goodwill with a total carrying amount of US$ 5.8 million that is allocated to certain reporting units.  As a result of the above impairment test, the Company recorded an impairment loss of goodwill with a carrying amount of US$ 2 million to its implied fair value of US$ 1.3 million resulting an impairment charge of US$ 0.7 million with respect to one of the reporting units that were tested for impairment.  The fair value measurement of the non-financial assets is classified as level 3.  See also Notes 1O, 7 and 8.

Y.	Deferred installation expenses

Direct installation expenses incurred at the inception of specific subscription arrangements in brazil with specific customers, to enable the Company's subsidiary in Brazil to perform under the terms of the arrangement (i.e. directly attributable to obtaining a specific subscriber), which their costs can be measured reliably, are capitalized and presented as "Deferred installation expenses" within the balances "Other current assets" and "Other non-current assets", as applicable.

Such installation activities has determined not to represent separate earnings process in accordance with the principles of ASC Topic 605-25, "Multiple-Element Arrangements" as they has been determined not to have a value on a stand-alone basis to the customer.

The deferred expenses that are capitalized are limited to the higher of value of the amount of nonrefundable deferred revenue, if any or to the amount of the minimum contractual subscription revenue, net of direct costs.

The deferred expenses are amortized over the contractual live of the related subscription arrangements by the straight-line method (usually 24 months). Costs that do not meet the aforementioned criteria, are recognized immediately as expenses.

Z.	Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation.  Such reclassifications did not have any impact on the Company's equity, net income or cash flows.

AA.	Recently issued accounting pronouncements

1.	Accounting pronouncements adopted in 2011

a.         ASC Topic 350, "Intangible-Goodwill and Others"

In September 2011, the FASB issued Accounting Standard Update No. 2011-08, "Testing for Impairment" ("ASU 2011-08"). ASU 2011-08 provides amendments to ASC No. 350 "Intangibles – Goodwill and Other", with respect to the annual goodwill impairment test that adds a qualitative assessment allowing companies to first assess qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors to determine whether the existence of events leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If an entity determines that it is not more likely than not that its fair value is less than its carrying amount, then the first and second steps of the goodwill impairment test are not necessary. If an entity determines that it is more likely than not that its fair value is less than its carrying amount, then the first step of the two-step goodwill impairment test is necessary.

The objective of the new guidance is to simplify how companies test goodwill for impairment, and more specifically to reduce the cost and complexity of performing the goodwill impairment test. The guidance does not change the timing or the measurement of goodwill impairments.

ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company elected to early adopt the provisions of ASU 2011-08 and as permitted according to its guidance, performed a qualitative assessment to each of its reporting units which include goodwill.

b.         ASC Topic 605 - 25 "Revenue Recognition - Multiple-Element Arrangements"

In October 2009, the FASB issued Accounting Standards Update (ASU) 2009-13, Multiple-Deliverable Revenue Arrangements – a consensus of the FASB Emerging Issues Task Force. The amended guidance modified the criteria for recognizing revenue in multiple element arrangements and requires companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. In addition, the amendments eliminated the residual method for allocating arrangement considerations.

The amended guidance became effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 (fiscal year 2011 for the Company). The adoption of the new guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

c.         ASC Topic 985 - 605, "Software - Revenue Recognition"

In October 2009, the FASB issued Accounting Standards Update (ASU) 2009-14, "Certain Revenue Arrangements That Include Software Elements – a consensus of the FASB Emerging Issues Task Force", to amend the scope of arrangements under ASC 985, Software, 605, "Revenue Recognition" to exclude tangible products containing software components and non-software components that function together to deliver a product's essential functionality. Such components shall be subject to ASC Topic 605 - 25 "Revenue Recognition - Multiple-Element Arrangements".

The amended guidance became effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 (fiscal year 2011 for the Company). The adoption of the new guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

2.	Accounting pronouncements not yet effective:

a.	ASC Topic 220, "Comprehensive Income"

In June 2011, the FASB issued Accounting Standard Update No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income" ("ASU 2011-05").  ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity and requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

ASU 2011-05 will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (fiscal year 2012 for the Company) and should be applied retrospectively.

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-12, which defers certain provisions contained in ASU 2011-05 promulgating the requirement to present components of reclassifications of other comprehensive income on the face of the income statement or in the notes to the financial statements. However, this deferral does not impact the other requirements contained in the new standard on comprehensive income as described above. ASU 2011-12 is effective during interim and annual periods beginning after December 15, 2011 fiscal year 2012 for the Company).  The adoption of ASU 2011-05 and ASU 2011-12 is not expected to have a material impact on the financial condition, results of operations or cash flows.

b.	ASC Topic 210, "Balance Sheet"

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities" (ASU 2011-11). ASU 2011-11, enhance disclosures about financial instruments and derivative instruments that are either offset in accordance with the Accounting Standards Codification or are subject to an enforceable master netting arrangement or similar agreement.

The amended guidance will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods (fiscal year 2013 for the Company) and should be applied retrospectively to all comparative periods presented.

The Company is currently evaluating the impact that the adoption of ASU 2011-11 would have on its consolidated financial statements, if any.